Fees Summary	Jun. 02, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 499,575,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,991.31
Total Offset Amount	0.00
Net Fee	68,991.31
Narrative - Max Aggregate Offering Price	$ 499,575,000.00
Narrative - Max Aggregate Offering Amount | shares	500,000,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true